Off-balance sheet commitments given	12 Months Ended
Dec. 31, 2025
Off-Balance Sheet Commitments [Abstract]
Off-balance sheet commitments given	Off-balance sheet commitments givenNote 25.1. Commitments under collaboration, research, service provision and licensing agreements granted by the Group
Collaboration, research and development, and licensing agreements, and licensing options related to the “Modulation of RNA biogenesis” platform.
•Exclusive licensing agreement with the CNRS, the University of Montpellier and the Institut Curie
On December 4, 2008, the French National Centre for Scientific Research (CNRS), the University of Montpellier and
the Institut Curie granted the Group four exclusive licenses. These licenses cover the use of their technology and products by the Group in the field of human and veterinary health relating to the use of synthetic products modifying
mRNA splicing, for research, diagnosis, prevention and treatment of any possible indication. The licensing agreement includes low single-digit royalties based on future net sales to be paid by the Group.
•Research and development contract with license option with the CNRS, the University of Montpellier and Theradiag
The CNRS, the University of Montpellier, the Group and Theradiag conducted since 2013 a collaborative project notably in the fields of HIV and HTLV-1 called CARENA, in connection with a funding obtained through Bpifrance.
The overall project provided for co-ownership and cross-licenses on the project's results through various instruments.
The Group met all obligations and the project was closed in December 2024.
Exclusive licensing contract with “The Scripps Research Institute, University of Chicago and Brigham Young University” with the
“Immune Stimulation” platform (ABX196 product)
On 11 November 2006, The Scripps Research Institute (La Jolla, California, USA), in agreement with the University of Chicago
(Chicago, Illinois, USA) and Brigham Young University (Provo, Utah, USA), granted the Group an exclusive license in the field of human and veterinary health on its technology and products relating to the use of iNKT agonists for research, diagnosis, prevention and treatment of all possible indications. In consideration for the licensing rights granted to it under the agreement, the Group had to:
•pay The Scripps Research Institute milestones at different stages of clinical and regulatory development of the first product (the milestones amount to $50 thousand at IND filing, paid in September 2019 and capitalized, $300 thousand at
Phase 3 and $500 thousand at IND approval) and low single-digit royalties for vaccines, diagnostic tests and therapeutic products, according to the amount of net sales, and
•give The Scripps Research Institute, University of Chicago and Brigham Young University an equitable interest in the
Group (as of the date of these financial statements, these three academic institutions hold 0.41% of the Group’s undiluted capital).
During the year ended December 31, 2022, the Group made the decision to freeze the development program for ABX196 in the treatment of hepatocellular cancer. Subsequently, in 2024, the licensing contract was terminated.
Note 25.2. Commitments under BPI conditional advances
Bpifrance CARENA contract
As part of the development of therapeutic and diagnostic solutions targeting alternative splicing and RNA interference in the fields of virology (HIV-AIDS, HTLV-1) and metabolism (obesity), SPLICOS (absorbed by the Group on 31 October 2014) has entered into a
Master Support Agreement with Bpifrance as well as a conditional advance contract in the name of the “CARENA” Strategic
Industrial Innovation Project dated December 16, 2013. The Group, acting as project leader for the CARENA project, was associated as part of a consortium contract with Theradiag, a Group specializing in in vitro diagnostics and the development of theranostic tests for monitoring biotherapies, as well as at the CNRS and the University of Montpellier.
The CARENA project aimed to develop the anti-HIV-AIDS therapeutic program with the compound ABX464 up to the Phase 2b study, as well as a companion test set up by Theradiag simultaneously with the clinical development. Beyond the anti-HIV-AIDS program, the CARENA project could extend its pharmacological investigations to another retrovirus that could be combated by the same approach: HTLV-1.
The Group is committed to reimbursing the received conditional advances up to €3,840 thousand. The Group will also have to pay an annuity of 50% of the proceeds from the sale of the intellectual property rights resulting from the project, as well as the sale of the prototypes, preproduction and models produced under the project; the sum due to Bpifrance under this provision will be deducted from the repayment of the conditional advances. In addition, if the advance is repaid under the conditions outlined above, the Group will pay to Bpifrance, over a period of five consecutive years after the date on which the repayment schedule ends and provided that the Group has reached cumulative pre-tax revenue greater than or equal to €50 million, an amount equal to 1.20% of the annual revenue generated from the sale of the products developed as part of the project. This supplementary payment amount is capped at
€6,800 thousand. The total period, including fixed payments and incentive payments, is limited to 15 years.
In June 2024, the Group and Bpifrance agreed to terminate the project due to technical failure. Termination became effective in
December 2024 after the Group refunded  €234 thousand corresponding to a portion of the funding received. The Group is therefore released of its obligations to pay an annuities on the proceeds from the sale of the intellectual property rights resulting from the project.
Bpifrance RNP-VIR contract
In pursuit of the CARENA project, focused on the clinical development of a drug molecule and demonstrating the validity of an innovative therapeutic approach targeting viral RNPs, the Group has entered into a Master Support Agreement with Bpifrance as well as a beneficiary agreement with conditional advance for the “RNP-VIR” structuring research and development project for competitiveness dated December 16, 2016.
The RNP-VIR project aimed to further the discovery of new molecules for the treatment of multiple infectious diseases by the development of the antiviral technology platform. The Group, acting as project leader of the RNP-VIR project, was associated in a consortium contract with the CNRS and the University of Montpellier.
The Group is committed to reimburse the received conditional advances up to €6,576 thousand. If applicable, the Group will also have to pay an annuity of 50% of the proceeds from the sale of the intellectual property rights resulting from the project, as well as the sale of the prototypes, preproduction and models produced under the project. The sum due to Bpifrance under this provision will be deducted from the last payment (and if needed from the previous payments).

If the advance is repaid under the conditions outlined above, the Group will pay to Bpifrance, over a period of five consecutive years following the date on which the repayment schedule ends and provided that the Group has reached cumulative pre-tax revenue greater than or equal to €25 million, an amount equal to 3% of the annual revenue generated from the sale of products developed as part of the project. The supplementary payments amount is capped at €5,500 thousand. The total period, including fixed payments and incentive payments, is limited to 15 years.
In June 2024, the Group and Bpifrance agreed to terminate the project due to technical failure. Termination became effective in
December 2024. The Group is therefore released of its obligations to pay an annuities on the proceeds from the sale of the intellectual property rights resulting from the project.
Bpifrance Ebola
The Bpifrance and Occitanie Region joint support agreement granted on June 2, 2017 consists of conditional advances to the Group for a total amount of up to €390 thousand, based on the success of the program (respectively €130 thousand from the Languedoc
Roussillon Midi Pyrénées Region and €260 thousand from Bpifrance). In September 2019, the Group decided to terminate this program, due to the existence of a vaccine in the process of being licensed for this indication as well as changes in the macroeconomic climate for public funding.
The reimbursement of the conditional advance was spread until June 2024.
Note 25.3. Pledge assets to Kreos, Claret and Heights
As part of the KREOS 1 & 2 bonds, Kreos benefits from first-rate collateral on the Group’s principal tangible and intangible assets, including its commercial fund, intellectual property rights in its principal drug candidates, as well as a pledge of the Group’s bank accounts and claims.
On August 21, 2023, the outstanding Kreos 1 & 2 bond loans were repaid in full, using the proceeds from the new Kreos / Claret
Financing (see Note 3.1).
The Kreos / Claret Financing provides for certain restrictive covenants (subject to customary exceptions) which include, among other things, restrictions on the incurrence of indebtedness, cross-default, the distribution of dividends and the grant of security interests, and which would cause the bonds to become repayable on demand in case of breach. As of December 31, 2024, the Group complied with these restrictive covenants.
As security for the Kreos / Claret Financing, the lenders benefit from the grant of first-ranking collateral on the Group’s principal tangible and intangible assets, including pledges over the Group’s business (fonds de commerce) as a going concern and intellectual property rights in the Group's lead drug candidate, as well as pledges over the Group’s bank accounts and receivables. Such securities apply to all tranches of the Kreos / Claret Financing.
Following the conversion of Tranche A bonds in August and November 2025, the exercise of the Kreos / Claret BSA in August 2025 and the repayment of Tranches B and C bonds in December 2025, the Group no longer holds any debt related to the Kreos / Claret
Financing and is therefore released from the aforementioned commitments.
The Heights Financing is a senior, unsecured financing. The terms and conditions of the Heights convertible notes include a standard negative pledge providing that any security granted in favor of other borrowed debt or debt instruments should also be granted in favor of the Heights convertible notes on an equal basis (with the exception of the securities issued pursuant to the Kreos / Claret Financing, as detailed above).
Following the conversion of Tranche A in July 2025, the Group no longer holds any debt related to the Heights Financing and is therefore released from the aforementioned commitment.Note 25.4. Other commitments related to research and partnership arrangements
In the ordinary course of business, the Group regularly uses the services of subcontractors and enters into research and partnership arrangements with various contract research organizations, or CROs, and with public- sector partners or subcontractors, who conduct clinical trials and studies in relation to the drug candidates.
At December 31, 2023, 2024, and 2025 the Group’s commitments amounted to €201,777 thousand, €234,908 thousand and
205,131 thousand. The cost of services performed by CROs is recognized as an operating expense as incurred.
Note 25.5. Leases
Following the end (in December 31, 2021) of the Framework agreement with CNRS (French National Centre for Scientific Research)
and the University of Montpellier for research collaboration to create a cooperative laboratory, a hosting agreement was signed in
2022 with CNRS, so that the Group can continue its research program at the CNRS center for the year 2023, and was subsequently renewed for 2024, 2025 and 2026. The lease fell under the IFRS 16 short-term lease exemption until the 2025 renewal. As of
December 31, 2025 a right-of-use asset and a lease liability were recognized.
In December 2022, following the end of the Research collaboration contract with the CNRS, the University of Montpellier and the
Institut Curie, the Company and the Institut Curie concluded a new contract for a duration of one year, renewable by amendment, granting the Company access to some of the Institute’s equipment and consumables. The contract was subsequently renewed for 2024,
2025 and 2026, under similar conditions. Since the Group's right to use the equipment is non-exclusive, this agreement does not meet the definition of a lease under IFRS 16, and the related rental expenses are therefore recognized in operating expenses as incurred.
The Group's commitments in relation to the above lease are not significant. Information on other ongoing leases recognized in the balance sheet are set forth in Note 15.8 and 15.12.